Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Victory Munder Small Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	MASCX
Victory Munder Small Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	MIGSX
Victory Munder Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	MYSGX